Organization and Principal Activities - Additional Information (Detail) ¥ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 03, 2016 USD ($) shares	Dec. 22, 2014 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) Subsidiary	Dec. 31, 2016 USD ($) Subsidiary	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Related Party Transaction [Line Items]
Number of wholly owned subsidiaries | Subsidiary			2	2
Accumulated losses from operation			¥ 250,872,000		¥ 183,179,000
Net cash (used in)/provided by operating activities			(239,815,000)	$ (34,540)	(99,840,000)	¥ 4,773,000
Variable Interest Entity
Related Party Transaction [Line Items]
Registered capital of the VIEs and VIE subsidiaries			124,000,000		124,000,000	25,000,000
Assets in the consolidated VIEs					0	0	¥ 0
Net cash (used in)/provided by operating activities			¥ (109,738,000)		¥ 129,026,000	¥ 4,773,000
IPO [Member] | American Depositary Shares
Related Party Transaction [Line Items]
American Depositary Shares issued | shares	7,705,000
Initial offering period			The Company completed its initial public offering ("IPO") on September 23, 2016 on the NASDAQ Global Select Market and the underwriters subsequently exercised their over-allotment option on October 3, 2016.	The Company completed its initial public offering ("IPO") on September 23, 2016 on the NASDAQ Global Select Market and the underwriters subsequently exercised their over-allotment option on October 3, 2016.
Number of common stock issuable on conversion | shares	1
Proceeds from issuance of American Depositary Shares | $	$ 87,100
Exclusive Business Cooperation Agreement | Gridsum PRC Holding
Related Party Transaction [Line Items]
Percentage of net income as service fee		90.00%
Agreement term		10 years
Notice period for agreement termination		30 days
Exclusive Option Agreement | Gridsum PRC Holding
Related Party Transaction [Line Items]
Agreement term		10 years
Equity interest purchase price, per share | ¥ / shares		¥ 10.00
Exclusive Option Agreement | Gridsum PRC Holding | Maximum
Related Party Transaction [Line Items]
Material contract, value		¥ 1,000,000,000
Restructuring Plan 2010
Related Party Transaction [Line Items]
Ownership Interest			100.00%	100.00%